Consolidated Statements of Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ 265,623	$ (5,452,178)	$ (12,885,112)	$ 24,337,113
Other comprehensive loss:
Interest rate swap agreements, inclusive of reclassification adjustment	(11,417,216)		2,536,836
Comprehensive loss	(11,151,593)	(5,452,178)	(10,348,276)	24,337,113
Net income attributable to noncontrolling interests	423,785	348,139	2,110,783	1,076,766
Comprehensive loss attributable to AdaptHealth Corp.	$ (11,575,378)	$ (5,800,317)	$ (12,459,059)	$ 23,260,347